CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Current assets:
Cash and cash equivalents	$ 63,624	$ 114,084
Restricted cash	13,757	47,865
Receivables, net	26,142	26,556
Inventories	13,990	14,438
Other current assets	20,518	28,315
Total current assets	138,031	231,258
Non-current assets:
Property and equipment, net	1,476,175	1,490,398
Goodwill	39,459	39,459
Other intangible assets, net	405,518	405,928
Other assets, net	76,967	69,103
Total assets	2,136,150	2,236,146
Current liabilities:
Current portion of long-term debt	25,219	19,787
Current portion of relinquishment liability	62,947	63,312
Due to Mohegan Tribe	6,308	9,950
Current portion of capital leases	2,302	3,385
Trade payables	10,531	12,674
Construction payables	11,011	5,063
Accrued interest payable	23,296	46,362
Other current liabilities	123,982	149,980
Total current liabilities	265,596	310,513
Non-current liabilities:
Long-term debt, net of current portion	1,628,173	1,629,003
Relinquishment liability, net of current portion	11,418	57,470
Due to Mohegan Tribe, net of current portion	23,420	21,500
Capital leases, net of current portion	3,138	5,440
Other long-term liabilities	5,020	2,957
Total liabilities	1,936,765	2,026,883
Commitments and Contingencies
Capital:
Retained earnings	199,236	208,681
Mohegan Tribal Gaming Authority capital	199,236	208,681
Non-controlling interests	149	582
Total capital	199,385	209,263
Total liabilities and capital	$ 2,136,150	$ 2,236,146